Taxation - Summary of Deferred Taxation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	£ 14	£ (477)
Expense (credit) recognised in the income statement	(5)
Expense (credit) recognised in other comprehensive income (restated)a	52	465
Expense (credit) recognised in equity	(1)	6
Exchange differences		3
Transfer to current tax		17
Ending balance	60	14
Deferred tax asset	(1,347)	(1,326)	£ (1,326)	£ (1,717)
Deferred tax liability	1,407	1,340		£ 1,240
Fixed Asset Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,460	1,432
Expense (credit) recognised in the income statement	(60)	11
Transfer to current tax		17
Ending balance	1,400	1,460
Deferred tax asset	(27)	(41)
Deferred tax liability	1,427	1,501
Retirement Benefit Obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,166)	(1,537)
Expense (credit) recognised in the income statement	(59)	(104)
Expense (credit) recognised in other comprehensive income (restated)a	15	475
Ending balance	(1,210)	(1,166)
Deferred tax asset	(1,210)	(1,166)
Share-Based Payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(7)	(17)
Expense (credit) recognised in the income statement	1	4
Expense (credit) recognised in equity	(1)	6
Exchange differences	1
Ending balance	(6)	(7)
Deferred tax asset	(6)	(7)
Tax Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(183)	(270)
Expense (credit) recognised in the income statement	114	89
Exchange differences	(1)	(2)
Ending balance	(70)	(183)
Deferred tax asset	(70)	(183)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(90)	(85)
Expense (credit) recognised in the income statement	(1)
Expense (credit) recognised in other comprehensive income (restated)a	37	(10)
Exchange differences		5
Ending balance	(54)	(90)
Deferred tax asset	(54)	(90)
Jurisdictional Offset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax asset	(20)	(161)
Deferred tax liability	£ 20	£ 161